SHORT-TERM BANK LOANS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Short-term Debt [Line Items]
Short-term bank loans	$ 3,051	$ 16,295
Borrowings under Guaranteed Investment Agreements	3,757	19,202
Property Plant And Equipment Pledged For Short Term Loans	1,014	1,161
Deferred Costs Leasing Total	4,593	5,112
Interest Expense	211	286	$ 5
Long-term Line of Credit	205,129	230,074
Line Of Credit Facility Amount Utilized	72,592	68,435
Line Of Credit Facility Amount Available For Use	132,537	161,639
Line Of Credit Facility Secured By Restricted Cash	3,754	4,512
Line Of Credit Facility Secured By Restricted Buildings	3,976	3,479
Building [Member]
Short-term Debt [Line Items]
Deferred Costs Leasing Total	1,014	1,161
Restricted Stock [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	$ 2,743	$ 18,041
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	0.80%	1.50%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.12%	5.12%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.50%	1.78%